UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02752 and 811-21299

Name of Fund:  BIF Money Fund and Master Money LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2017

Date of reporting period: 12/31/2016

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2016 (Unaudited)	BIF Money Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Money LLC	$9,886,791,924
Total Investments (Cost — $9,886,791,924) — 100.0%	9,886,791,924
Liabilities in Excess of Other Assets — (0.0)%	(2,328,215)

Net Assets — 100.0%	$9,884,463,709

BIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2016, the value of the investment and the percentage owned by the Fund of the Portfolio was $9,886,791,924 and 78.0%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended December 31, 2016, there were no transfers between levels.

BIF MONEY FUND	DECEMBER 31, 2016	1

Schedule of Investments December 31, 2016 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 5.00%, 2/13/17	$22,465	$22,585,649
Fannie Mae Discount Notes (a):
0.54%, 1/05/17	74,430	74,424,521
0.41%, 1/17/17	73,545	73,531,108
0.33%, 1/25/17	34,800	34,792,025
0.45%, 2/14/17	52,225	52,196,276
0.64%, 6/01/17	20,275	20,221,069
Fannie Mae Variable Rate Notes (b):
0.72%, 8/16/17	100,000	99,993,685
0.64%, 10/05/17	59,000	58,993,139
Federal Farm Credit Bank Discount Notes (a):
0.55%, 3/07/17	22,890	22,867,339
0.60%, 3/30/17	26,430	26,391,449
Federal Farm Credit Bank Variable Rate Notes (b):
0.89%, 4/24/17	58,000	57,999,053
0.79%, 6/29/17	62,400	62,397,418
0.76%, 9/22/17	138,500	138,494,921
0.75%, 9/25/17	20,000	19,997,119
0.81%, 11/20/17	50,000	49,997,759
0.76%, 12/04/17	75,000	75,000,000
0.80%, 1/23/18	24,000	24,000,249
0.85%, 1/26/18	50,000	49,994,522
0.84%, 4/09/18	40,000	39,997,439
0.94%, 6/18/18	40,325	40,331,176
Federal Home Loan Bank:
0.43%, 1/11/17	50,000	49,999,400
0.49%, 2/01/17	54,285	54,283,765
Federal Home Loan Bank Discount Notes (a):
0.30%, 1/04/17	61,185	61,182,995
0.34%, 1/04/17 - 1/06/17	315,980	315,965,511
0.38%, 1/04/17 - 1/06/17	148,020	148,012,128
0.44%, 1/05/17	79,000	78,995,282
0.37%, 1/11/17	127,120	127,105,473
0.45%, 1/11/17	83,080	83,068,830
0.36%, 1/13/17 - 1/25/17	154,650	154,620,233
0.41%, 1/13/17	88,000	87,986,939
0.45%, 1/13/17 - 2/01/17	115,225	115,194,788
0.35%, 1/17/17 - 1/20/17	287,680	287,630,638
0.36%, 1/20/17	98,465	98,445,307
0.48%, 1/20/17	104,850	104,822,331
0.44%, 1/25/17	107,235	107,202,606
0.46%, 1/25/17 - 2/01/17	186,325	186,252,117
0.49%, 1/25/17	200,000	199,932,639
0.46%, 1/27/17	15,520	15,514,704
0.48%, 1/27/17 - 4/19/17	334,495	334,195,622
0.38%, 2/01/17	69,000	68,976,448
0.49%, 2/01/17	168,000	167,927,573
0.46%, 2/02/17	46,595	46,575,780
0.51%, 2/03/17	462,550	462,331,574
0.46%, 2/08/17	50,000	49,975,192

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes (a) (continued):
0.48%, 2/10/17	$114,020	$113,958,968
0.40%, 2/15/17	94,185	94,136,861
0.50%, 2/17/17	69,595	69,548,603
0.53%, 2/17/17	579,835	579,429,116
0.52%, 2/22/17	127,860	127,762,116
0.53%, 2/22/17	100,000	99,921,972
0.51%, 2/23/17	56,245	56,202,816
0.49%, 2/24/17	50,000	49,963,104
0.54%, 2/27/17 - 3/03/17	100,715	100,626,056
0.49%, 3/01/17	59,020	58,972,391
0.53%, 3/08/17	200,000	199,804,956
0.53%, 3/10/17	17,010	16,993,047
0.57%, 3/15/17	50,000	49,942,444
0.56%, 3/22/17	96,520	96,400,991
0.55%, 3/24/17	348,165	347,727,521
0.58%, 4/10/17	58,395	58,301,730
0.51%, 4/12/17	67,600	67,504,233
0.55%, 5/01/17	50,000	49,907,569
0.58%, 5/01/17	50,000	49,902,528
Federal Home Loan Bank Variable Rate Notes (b):
0.66%, 1/10/17	50,195	50,195,000
0.75%, 2/10/17	50,000	49,999,109
0.75%, 2/14/17	103,000	102,993,484
0.67%, 3/09/17	50,000	50,000,000
0.71%, 3/14/17	74,000	73,997,101
0.72%, 3/15/17	54,000	54,000,000
0.46%, 5/04/17	63,045	63,045,000
0.54%, 6/14/17	75,500	75,500,000
0.70%, 7/06/17	96,905	96,905,000
0.71%, 7/07/17	150,000	150,000,000
0.69%, 8/25/17	69,505	69,505,000
0.85%, 8/25/17	52,000	52,000,000
0.60%, 9/01/17	120,000	120,000,000
0.79%, 10/16/17	67,800	67,800,000
0.81%, 10/27/17	42,000	41,997,547
0.76%, 11/02/17	71,525	71,525,000
0.82%, 1/26/18	60,000	59,996,795
0.77%, 2/05/18	40,000	40,000,000
0.79%, 6/08/18	56,500	56,500,000
Freddie Mac:
0.50%, 1/27/17	56,710	56,711,931
0.88%, 2/22/17	41,150	41,160,988
Freddie Mac Discount Notes (a):
0.42%, 1/06/17	150,000	149,989,750
0.42%, 1/17/17	70,500	70,486,350
0.44%, 1/18/17	5,810	5,808,736
0.44%, 1/18/17	17,435	17,431,186
0.51%, 5/16/17 - 5/17/17	88,400	88,232,328
Freddie Mac Variable Rate Notes (b):
0.80%, 4/27/17	60,000	59,996,084

BIF MONEY FUND	DECEMBER 31, 2016	1

Schedule of Investments (continued)	Master Money LLC

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Variable Rate Notes (b) (continued):
0.87%, 7/21/17	$8,100	$8,099,539
Total U.S. Government Sponsored Agency Obligations — 67.7%		8,581,286,741

U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.42%, 2/02/17	68,060	68,034,421
0.67%, 3/02/17	15,890	15,872,230
0.50%, 4/13/17	150,000	149,787,563
0.48%, 4/20/17	150,000	149,784,583
0.69% - 0.69%, 10/12/17	24,425	24,294,274

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
1.00%, 3/31/17	$83,340	$83,441,548
0.88% - 4.75%, 8/15/17	25,065	25,615,155
0.88%, 10/15/17	46,000	46,049,219
0.72%, 10/31/17 (b)	16,452	16,431,043
0.83%, 1/31/18 (b)	65,000	64,985,086
Total U.S. Treasury Obligations — 5.1%		644,295,122
Total Repurchase Agreements — 27.2%		3,450,255,000
Total Investments (Cost — $12,675,836,863*) — 100.0%		12,675,836,863
Other Assets Less Liabilities — 0.0%		1,350,631

Net Assets — 100.0%		$12,677,187,494

2	BIF MONEY FUND	DECEMBER 31, 2016

Schedule of Investments (continued)	Master Money LLC

Notes to Schedule of Investments
*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate as of period end.

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
BNP Paribas Securities Corp.	0.50%	12/30/16	1/03/17	$105,000	$105,000	$105,005,833	U.S. Treasury Obligations, 2.50% to 5.23%, due 12/01/31 to 12/01/46	$106,885,143	$107,100,008
	0.51%	12/21/16	1/03/17	105,130	105,130	105,140,425	U.S. Treasury Obligation, 1.88%, due 8/31/22	102,945,636	107,232,667

Total BNP Paribas Securities Corp.					$210,130				$214,332,675
Citigroup Global Markets, Inc.	0.51%	12/30/16	1/03/17	66,000	66,000	66,003,740	U.S. Treasury Obligations, 2.07% to 6.50%, due 3/01/19 to 1/01/47	64,051,000	67,320,044
Federal Reserve Bank of New York	0.50%	12/30/16	1/03/17	2,072,000	2,072,000	2,072,115,111	U.S. Treasury Obligations, 2.00% to 6.13%, due 2/15/20 to 11/15/27	1,917,984,400	2,072,115,206
Goldman Sachs & Co.	0.62%	12/29/16	1/05/17	59,500	59,500	59,507,173	U.S. Government Sponsored Agency Obligations, 1.38% to 3.13%, due 10/31/20 to 5/15/21	792,635,399	62,072,421
HSBC Securities (USA), Inc.	0.28%	12/30/16	1/03/17	$7,000	$7,000	$7,000,218	U.S. Treasury Obligations, 2.00% to 9.40%, due 11/01/17 to 12/01/46	5,910,000	$7,141,675
	0.51%	12/27/16	1/03/17	77,500	77,500	77,507,685	U.S. Treasury Obligations, 0.00% to 3.38%, due 4/15/20 to 4/15/32	74,705,700	79,050,800
	0.51%	12/28/16	1/04/17	29,390	29,390	29,392,915	U.S. Treasury Obligations, 0.88% to 6.07%, due 10/01/28 to 12/01/46	29,280,000	29,978,655

Total HSBC Securities (USA), Inc.					$113,890				$116,171,130
J.P. Morgan Securities LLC	0.94%	12/30/16	2/03/17	268,500	268,500	268,745,379	U.S. Government Sponsored Agency Obligations, 0.34% to 10.50%, due 3/01/19 to 11/20/66	1,227,513,200	287,295,706
	0.50%	12/30/16	1/03/17	10,000	10,000	10,000,556	U.S. Treasury Obligation, 2.63%, due 7/15/17	12,085,000	10,200,180

Total J.P. Morgan Securities LLC					$278,500				$297,495,886

BIF MONEY FUND	DECEMBER 31, 2016	3

Schedule of Investments (continued)	Master Money LLC

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.50%	12/30/16	1/03/17	$178,000	$178,000	$178,009,888	U.S. Treasury Obligations and U.S. Government Sponsored Agency Obligations, 0.13%, due 4/15/20 to 4/15/21	$180,139,228	$181,560,096
	0.62%	12/29/16	1/05/17	44,000	44,000	44,005,304	U.S. Treasury Obligations and Corporate Debt Obligations, 0.13% to 1.75%, due 4/15/20 to 11/30/21	3,907,998,611	48,117,181

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$222,000				$229,677,277
Mizuho Securities USA, Inc.	0.50%	12/30/16	1/03/17	2,500	2,500	2,500,139	U.S. Treasury Obligations, 1.75% to 5.00%, due 7/16/33 to 10/16/44	2,443,700	2,550,017
Morgan Stanley & Co. LLC	0.51%	12/30/16	1/03/17	32,000	32,000	32,001,813	U.S. Treasury Obligations, 0.13% to 0.63%, due 4/15/17 to 1/15/26	35,424,200	32,640,008
RBC Capital Markets LLC	0.45%	12/30/16	1/03/17	32,000	32,000	32,001,600	U.S. Treasury Obligations, 1.00% to 2.50%, due 3/31/17 to 2/15/45	32,844,200	32,640,018
	0.48%	12/30/16	1/03/17	30,000	30,000	30,001,600	U.S. Government Sponsored Agency Obligations, 1.50%, due 8/15/26	220,832,757	31,235,685

Total RBC Capital Markets LLC					$62,000				$63,875,703
TD Securities (USA) LLC	0.51%	12/30/16	1/03/17	150,000	150,000	150,008,500	U.S. Treasury Obligations, 0.38% to 1.38%, due 1/15/20 to 7/15/25	132,998,600	153,000,072
	0.53%	12/30/16	1/03/17	8,000	8,000	8,000,471	U.S. Treasury Obligation, 2.25%, due 8/15/46	8,750,100	8,160,048

Total TD Securities (USA) LLC					$158,000				$161,160,120
Wells Fargo Securities LLC	0.54%	12/27/16	1/03/17	78,000	78,000	78,008,190	U.S. Government Sponsored Agency Obligation, 3.50%, due 8/20/46	178,807,693	80,340,000
	0.55%	12/28/16	1/04/17	$95,735	$95,735	$95,745,238	U.S. Government Sponsored Agency Obligations, 0.00% to 3.75%, due 5/15/19 to 11/15/43	127,326,305	$98,607,050

Total Wells Fargo Securities LLC					$173,735				$178,947,050
Total					$3,450,255				$3,498,357,537

4	BIF MONEY FUND	DECEMBER 31, 2016

Schedule of Investments (concluded)	Master Money LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments[1]:	—	$12,675,836,863	—	$12,675,836,863

1.	See above Schedule of Investments for values in each security type.

During the period ended December 31, 2016, there were no transfers between levels.

BIF MONEY FUND	DECEMBER 31, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Money Fund and Master Money LLC

Date: February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Money Fund and Master Money LLC

Date: February 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Money Fund and Master Money LLC

Date: February 22, 2017